Annual Total Returns (Vanguard FTSE Social Index Fund - Institutional Shares Institutional) (Vanguard FTSE Social Index Fund, Vanguard FTSE Social Index Fund - Institutional Shares)	12 Months Ended
Aug. 31, 2013
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Annual Total Return
2012	17.84%
2011	(0.52%)
2010	14.58%
2009	35.27%
2008	(42.33%)
2007	(2.17%)
2006	13.35%
2005	4.09%
2004	8.51%